Schedule of reconciliation of additions to intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Additions	R$ 232	R$ 198
Intangible assets financing - Addition		(1)
Intangible assets financing - Payments		4
Total	R$ 232	R$ 201